Significant accounting policies - Foreign currency transactions and balances (Details) - £ / $	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Foreign exchange rates
Closing rate	0.8306	0.7420
Average rate	0.8117	0.7270